SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	U.S. Government Agencies — 0.2%
	Federal Home Loan Bank Discount Notes, 2.162% due 1/6/2023	$ 100,000	$ 99,964
	Tennessee Valley Authority Discount Notes, 1.075% due 1/4/2023	2,000,000	1,999,763
	Total U.S. Government Agencies (Cost $2,099,745)		2,099,727
	Commercial Paper — 84.5%
	Ameren Corp., 4.565% due 1/3/2023	23,000,000	23,000,000
	American Honda Finance Corp.,
	4.521% due 1/5/2023	8,000,000	7,998,022
	4.374% due 1/6/2023	22,033,000	22,025,105
[a]	American Transmission Co. LLC, 4.383% due 1/3/2023	1,317,000	1,317,000
	Amphenol Corp.,
[a]	4.577% due 1/4/2023	28,000,000	27,996,500
[a]	4.727% due 1/6/2023	1,000,000	999,613
[a]	Archer-Daniels-Midland Co., 4.062% due 1/13/2023	2,800,000	2,796,889
	Arizona Public Service Co., 4.587% due 1/5/2023	25,000,000	24,993,722
	AutoZone, Inc.,
[a]	4.52% due 1/6/2023	3,000,000	2,998,887
[a]	4.519% due 1/9/2023	1,000,000	999,258
	Avangrid, Inc.,
[a]	4.628% due 1/9/2023	1,000,000	999,242
[a]	4.657% due 1/19/2023	26,000,000	25,947,076
[a]	Baxter International, Inc., 4.577% due 1/9/2023	1,860,000	1,858,605
[a,b]	Cargill Global Funding plc, 4.332% due 1/3/2023	25,000,000	25,000,000
	Caterpillar Financial Services Corp., 4.342% due 1/24/2023	1,000,000	997,509
[a]	CenterPoint Energy, Inc., 4.616% due 1/3/2023	23,000,000	23,000,000
	Cintas Corp. No. 2,
[a]	4.512% due 1/4/2023	1,000,000	999,876
[a]	4.681% due 1/6/2023	16,000,000	15,993,867
[a]	4.63% due 1/10/2023	1,000,000	999,115
[a]	4.676% due 1/10/2023	1,000,000	999,106
[a]	4.733% due 1/13/2023	1,000,000	998,708
[a]	Clorox Co., 4.727% due 1/3/2023	3,000,000	3,000,000
[a]	Commonwealth Edison Co., 4.723% due 1/3/2023	30,000,000	30,000,000
	Consolidated Edison Co. of New York, Inc.,
[a]	4.608% due 1/4/2023	1,000,000	999,874
[a]	4.609% due 1/4/2023	27,000,000	26,996,602
[a]	4.711% due 1/10/2023	1,000,000	999,100
	Delmarva Power & Light Co.,
	4.724% due 1/3/2023	8,500,000	8,500,000
	4.777% due 1/9/2023	4,000,000	3,996,867
	Dollar General Corp.,
[a]	4.477% due 1/3/2023	27,000,000	27,000,000
[a]	4.628% due 1/3/2023	1,000,000	1,000,000
[a]	4.686% due 1/3/2023	1,000,000	1,000,000
[a]	4.703% due 1/3/2023	1,000,000	1,000,000
	Dominion Energy South Carolina, Inc.,
	4.426% due 1/3/2023	25,000,000	25,000,000
	4.578% due 1/10/2023	1,000,000	999,125
	DTE Capital Corp.,
[a]	4.576% due 1/6/2023	1,000,000	999,625
[a]	4.623% due 1/6/2023	5,516,000	5,513,909
[a]	4.723% due 1/12/2023	7,000,000	6,991,862
	DTE Electric Co.,
	4.26% due 1/3/2023	6,000,000	6,000,000
	4.572% due 1/6/2023	2,947,000	2,945,895
	Electricite de France SA,
[a,b]	4.896% due 1/10/2023	6,000,000	5,994,377
[a,b]	5.029% due 1/13/2023	10,272,000	10,257,905
[a,b]	5.029% due 1/20/2023	11,361,000	11,334,497
[a]	Emerson Electric Co., 4.373% due 1/24/2023	18,000,000	17,954,850

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Entergy Corp.,
[a]	4.616% due 1/3/2023	$14,000,000	$ 14,000,000
[a]	4.424% due 1/4/2023	9,528,000	9,526,849
[a]	4.614% due 1/4/2023	11,000,000	10,998,610
	Evergy Missouri West, Inc.,
[a]	4.616% due 1/3/2023	22,000,000	22,000,000
[a]	4.778% due 1/13/2023	600,000	599,217
[a]	Exelon Corp., 4.668% due 1/5/2023	25,000,000	24,993,611
	General Mills, Inc.,
[a]	4.574% due 1/9/2023	7,000,000	6,994,750
[a]	4.594% due 1/9/2023	20,000,000	19,984,933
[a]	4.574% due 1/12/2023	1,000,000	998,875
	Hitachi America Capital Ltd.,
[a]	4.691% due 1/4/2023	3,300,000	3,299,576
[a]	4.668% due 1/10/2023	17,000,000	16,984,794
	HP, Inc.,
[a]	4.832% due 1/17/2023	1,000,000	998,153
[a]	4.865% due 1/17/2023	27,000,000	26,949,810
	McCormick & Co., Inc.,
[a]	4.693% due 1/4/2023	1,000,000	999,872
[a]	4.518% due 1/10/2023	657,000	656,432
[a]	Mercedes-Benz Finance North America LLC, 4.783% due 1/17/2023	28,000,000	27,948,822
	Mitsubishi HC Capital America, Inc.,
	4.518% due 1/3/2023	5,100,000	5,100,000
	4.62% due 1/3/2023	1,000,000	1,000,000
	4.884% due 1/17/2023	20,000,000	19,962,667
	Mondelez International, Inc.,
[a]	4.621% due 1/3/2023	1,000,000	1,000,000
[a]	4.59% due 1/4/2023	15,000,000	14,998,117
[a]	4.60% due 1/4/2023	1,700,000	1,699,786
[a]	4.76% due 1/17/2023	8,000,000	7,985,440
	Northern Illinois Gas Co., 4.732% due 1/19/2023	13,000,000	12,973,133
	Oglethorpe Power Corp.,
[a]	4.732% due 1/11/2023	9,665,000	9,655,013
[a]	4.933% due 1/12/2023	3,000,000	2,996,362
[a]	4.935% due 1/12/2023	10,912,000	10,898,769
[a]	4.988% due 1/19/2023	1,000,000	997,822
	ONE Gas, Inc.,
[a]	4.723% due 1/3/2023	3,000,000	3,000,000
[a]	4.834% due 1/10/2023	1,450,000	1,448,661
	Oracle Corp.,
[a]	4.63% due 1/6/2023	1,000,000	999,621
[a]	4.729% due 1/12/2023	25,000,000	24,970,937
[a]	4.731% due 1/12/2023	2,148,000	2,145,503
[a]	4.743% due 1/18/2023	2,000,000	1,996,117
	PECO Energy Co.,
[a]	4.723% due 1/3/2023	1,000,000	1,000,000
[a]	4.724% due 1/3/2023	28,000,000	28,000,000
	Peoples Gas Light & Coke Co., 4.671% due 1/4/2023	28,000,000	27,996,422
	Potomac Electric Power Co., 4.778% due 1/9/2023	29,000,000	28,977,283
	PPL Electric Utilities Corp.,
[a]	4.68% due 1/5/2023	15,000,000	14,996,167
[a]	4.732% due 1/12/2023	14,000,000	13,983,725
[a]	4.885% due 1/17/2023	1,000,000	998,133
	Public Service Co. of Colorado,
[a]	4.667% due 1/3/2023	3,131,000	3,131,000
[a]	4.774% due 1/11/2023	25,000,000	24,973,889
	Ryder System, Inc.,
	4.751% due 1/5/2023	1,400,000	1,399,636
	4.726% due 1/6/2023	3,100,000	3,098,799
	4.726% due 1/18/2023	5,000,000	4,990,312
	4.678% due 1/23/2023	13,000,000	12,966,778
[a]	San Diego Gas & Electric Co., 4.82% due 1/3/2023	20,000,000	20,000,000
[a]	Sempra Energy, 4.775% due 1/5/2023	29,000,000	28,992,428
[a]	Southern Co. Gas Capital Corp., 4.804% due 1/19/2023	10,774,000	10,751,399

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	TELUS Corp.,
[a,b]	4.675% due 1/9/2023	$17,500,000	$ 17,486,583
[a,b]	4.624% due 1/17/2023	7,000,000	6,987,614
[a,b]	Tyco Electronics Group SA, 4.718% due 1/3/2023	24,700,000	24,700,000
	Union Electric Co., 4.829% due 1/20/2023	500,000	498,878
	Virginia Electric & Power Co., 4.63% due 1/18/2023	3,140,000	3,134,047
	Vodafone Group plc,
[a,b]	4.723% due 1/3/2023	1,000,000	1,000,000
[a,b]	4.798% due 1/4/2023	1,000,000	999,869
[a,b]	4.707% due 1/5/2023	28,000,000	27,992,798
	WEC Energy Group, Inc.,
[a]	4.703% due 1/3/2023	26,000,000	26,000,000
[a]	4.702% due 1/9/2023	1,000,000	999,228
	Williams Cos., Inc., 4.825% due 1/4/2023	25,000,000	24,996,701
	Wisconsin Gas LLC, 4.672% due 1/9/2023	26,000,000	25,980,067
	Wisconsin Power & Light Co., 4.566% due 1/5/2023	25,000,000	24,993,750
	Total Commercial Paper (Cost $1,135,190,346)		1,135,190,346
	Mutual Fund — 6.2%
[c]	State Street Institutional Treasury Money Market Fund Premier Class, 3.79%	83,112,164	83,112,164
	Total Mutual Fund (Cost $83,112,164)		83,112,164
	Total Investments — 90.9% (Cost $1,220,402,255)		$1,220,402,237
	Other Assets Less Liabilities — 9.1%		122,768,046
	Net Assets — 100.0%		$1,343,170,283

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $810,665,628, representing 60.35% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2022.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.